RESTRICTED STOCK UNITS, STOCK OPTIONS, AND STOCK APPRECIATION RIGHTS (SARs) - Summary of Stock Option Activity (Detail) (Stock Options [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years
Outstanding at beginning of year (in shares)	145,806	170,823
Expired or forfeited (in shares)	0	(25,017)
Exercised (in shares)	0
Outstanding at end of year (in shares)	145,806	145,806	170,823
Exercisable at end of year, (in shares)		145,806
Outstanding at beginning of year, Weighted Average Exercise Price (in USD per share)	$ 21.97	$ 21.30
Expired or forfeited, Weighted Average Exercise Price (in USD per share)	$ 0.00	$ 17.41
Exercised, Weighted Average Exercise Price (in USD per share)	$ 0.00
Outstanding at end of year, Weighted Average Exercise Price (in USD per share)	$ 21.97	$ 21.97	$ 21.30
Exercisable at end of year, Weighted Average Exercise Price (in USD per share)		$ 21,970
Options, Outstanding, Weighted Average Remaining Contractual Term (in years)	4 years	4 years 3 months 1 day
Options, Exercisable, Weighted Average Remaining Contractual Term (in years)	4 years	4 years 3 months 1 day
Aggregate Intrinsic Value, Exercises in period		$ 0	$ 0	$ 86,000
Aggregate Intrinsic Value, Outstanding at end of year	1,139,000	0
Aggregate Intrinsic Value, Exercisable at end of year		0
Outstanding and exercisable at end of year Unamortized Compensation Expense	0	0
Total Grant-Date Fair Value of Stock Options that Vested		$ 0	$ 0	$ 538,000
Life of award		10 years
Shares, granted	0